Finance Receivables	12 Months Ended
Mar. 31, 2014
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables (consumer finance receivables) derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2013 and 2014:

	Yen (millions)
	2013	2014
Retail	¥3,865,430	¥4,678,741
Direct financing lease	448,672	422,936
Wholesale flooring	389,562	434,219
Commercial loans	42,433	63,176

Total finance receivables	4,746,097	5,599,072
Less:
Allowance for credit losses	19,716	24,851
Allowance for losses on lease residual values	3,354	2,131
Unearned interest income and fees	18,697	38,093

	4,704,330	5,533,997
Less:
Finance receivables included in trade accounts and notes receivables, net	461,450	498,230
Finance receivables included in other assets, net	211,743	253,999

Finance subsidiaries-receivables, net	4,031,137	4,781,768
Less current portion	1,243,002	1,464,215

Noncurrent finance subsidiaries-receivables, net	¥2,788,135	¥3,317,553

Allowance for credit losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions. The allowance for credit losses is management’s estimate of probable losses incurred on finance receivables.

Consumer finance receivables are collectively evaluated for impairment. Delinquencies and losses are continuously monitored and this historical experience provides the primary basis for estimating the allowance. Various methodologies are utilized when estimating the allowance for credit losses including models that incorporate vintage loss and delinquency migration analysis. The models take into consideration attributes of the portfolio including loan-to-value ratios, internal and external credit scores, and collateral types. Economic factors such as used vehicle prices, unemployment rates, and consumer debt service burdens are also incorporated when estimating losses.

Wholesales receivables are individually evaluated for impairment when specifically identified as impaired. Wholesales receivables are considered to be impaired when it is probable that our finance subsidiaries will be unable to collect all amounts due according to the original terms of the loan. The determination of whether dealer loans are impaired is based on evaluations of dealerships’ payment history, financial condition and cash flows, and their ability to perform under the terms of the loans. Dealer loans that have not been specifically identified as impaired are collectively evaluated for impairment.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2013 and 2014.

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

	Yen (millions)
For the year ended March 31, 2014	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥17,643	¥789	¥1,284	¥19,716
Provision	18,616	310	1,484	20,410
Charge-offs	(27,550)	(573)	(425)	(28,548)
Recoveries	11,676	93	11	11,780
Adjustments from foreign currency translation	1,252	17	224	1,493

Balance at end of year	¥21,637	¥636	¥2,578	¥24,851

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for losses on lease residual values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following tables present an age analysis of past due finance receivables at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

	Yen (millions)
As of March 31, 2014	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥15,948	¥2,069	¥2,745	¥20,762	¥4,044,290	¥4,065,052
Used & certified auto	5,557	689	281	6,527	424,872	431,399
Others	1,239	507	1,800	3,546	178,744	182,290

Total retail	22,744	3,265	4,826	30,835	4,647,906	4,678,741
Direct financing lease	1,106	214	384	1,704	421,232	422,936
Wholesale
Wholesale flooring	526	227	758	1,511	432,708	434,219
Commercial loans	—	—	133	133	63,043	63,176

Total wholesale	526	227	891	1,644	495,751	497,395

Total finance receivables	¥24,376	¥3,706	¥6,101	¥34,183	¥5,564,889	¥5,599,072

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit quality indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

	Yen (millions)
As of March 31, 2014	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥4,060,238	¥4,814	¥4,065,052
Used & certified auto	430,429	970	431,399
Others	179,983	2,307	182,290

Total retail	4,670,650	8,091	4,678,741

Direct financing lease	422,338	598	422,936

Total	¥5,092,988	¥8,689	¥5,101,677

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995

	Yen (millions)
As of March 31, 2014	Group A	Group B	Total
Wholesale
Wholesale flooring	¥245,019	¥189,200	¥434,219
Commercial loans	36,364	26,812	63,176

Total	¥281,383	¥216,012	¥497,395

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2014 and thereafter:

Years ending March 31	Yen (millions)
2015	¥1,992,551

2016	1,425,249
2017	1,020,626
2018	685,494
2019	356,586
After five years	118,566

3,606,521

Total	¥5,599,072

Other finance receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed of ¥37,274 million and ¥29,605 million are included in other current assets, investments and advances-other and other assets in the consolidated balance sheets at March 31, 2013 and 2014, respectively. Honda estimates, individually, the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥19,562 million and ¥20,094 million at March 31, 2013 and 2014, respectively, for which the allowance for credit losses were ¥19,541 million and ¥19,996 million at March 31, 2013 and 2014, respectively.

Regarding the other finance receivables which are not impaired, there are no past due receivables.